Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	(15.40%)	(13.40%)
Impact on provision for decrease in assumption, percentage	19.00%	16.30%
Impact on provision for increase in assumption	₺ (244,976)	₺ (113,169)
Impact on provision for decrease in assumption	₺ 302,244	₺ 137,660
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	18.90%	16.50%
Impact on provision for decrease in assumption, percentage	(15.60%)	(13.80%)
Impact on provision for increase in assumption	₺ 300,653	₺ 139,348
Impact on provision for decrease in assumption	₺ (248,158)	₺ (116,546)